Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 84.9%

Communication Services - 11.6%
Entertainment - 4.8%
Activision Blizzard, Inc.	64,860	$3,793,013
Electronic Arts, Inc.*	53,050	5,725,156
Nexon Co. Ltd. (Japan)*	397,500	5,383,316
Sea Ltd. - ADR (Taiwan)*	80,945	3,661,952

		18,563,437

Interactive Media & Services - 5.3%
Alphabet, Inc. - Class A*	2,295	3,288,230
Alphabet, Inc. - Class C*	2,295	3,291,558
Auto Trader Group plc (United Kingdom)[1]	10,200	75,264
Facebook, Inc. - Class A*	41,850	8,449,933
Tencent Holdings Ltd. - Class H (China)	113,934	5,433,536

		20,538,521

Media - 1.5%
Quebecor, Inc. - Class B (Canada)	116,990	2,903,092
Shaw Communications, Inc. - Class B (Canada)	139,290	2,721,807
ViacomCBS, Inc. - Class B	526	17,952

		5,642,851

Total Communication Services		44,744,809

Consumer Discretionary - 12.3%
Distributors - 0.0%##
Genuine Parts Co.	364	34,059

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	270	29,106
Restaurant Brands International, Inc. (Canada)	5,480	334,335
Wyndham Hotels & Resorts, Inc.	485	27,727

		391,168

Household Durables - 1.5%
Sony Corp. - ADR (Japan)	75,675	5,310,872
Sony Corp. (Japan)	4,700	328,656

		5,639,528

Internet & Direct Marketing Retail - 2.4%
Alibaba Group Holding Ltd. - ADR (China)*	10,050	2,076,229
Amazon.com, Inc.*	2,340	4,700,405
Booking Holdings, Inc.*	1,295	2,370,562
Farfetch Ltd. - Class A (United Kingdom)*	8,210	100,162

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Meituan Dianping - Class B (China)*	6,100	$77,225

		9,324,583

Multiline Retail - 2.3%
B&M European Value Retail S.A. (United Kingdom)	47,170	226,178
Dollar General Corp.	30,585	4,692,045
Dollar Tree, Inc.*	46,515	4,050,061
Kohl’s Corp.	506	21,631

		8,989,915

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	19,195	2,528,941
AutoZone, Inc.*	2,735	2,893,521
Best Buy Co., Inc.	588	49,798
Floor & Decor Holdings, Inc. - Class A*	34,795	1,715,741
The Gap, Inc.	1,066	18,559
The Home Depot, Inc.	1,097	250,226
Industria de Diseno Textil S.A. (Spain)	83,865	2,820,144

		10,276,930

Textiles, Apparel & Luxury Goods - 3.3%
Kontoor Brands, Inc.	52	1,983
lululemon athletica, Inc.*	27,896	6,678,023
NIKE, Inc. - Class B	64,110	6,173,793
VF Corp.	663	55,009

		12,908,808

Total Consumer Discretionary		47,564,991

Consumer Staples - 13.0%
Beverages - 6.2%
Ambev S.A. - ADR (Brazil)	736,997	3,065,908
Anheuser-Busch InBev S.A./N.V. (Belgium)	44,137	3,329,708
The Coca-Cola Co.	161,897	9,454,785
Diageo plc (United Kingdom)	71,789	2,838,757
Molson Coors Beverage Co. - Class B	439	24,400
PepsiCo, Inc.	36,300	5,155,326

		23,868,884

Food & Staples Retailing - 0.1%
The Kroger Co.	1,133	30,432
Sysco Corp.	869	71,380
Walgreens Boots Alliance, Inc.	1,274	64,783

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walmart, Inc.	2,397	$274,433

		441,028

Food Products - 3.2%
Archer-Daniels-Midland Co.	794	35,539
Conagra Brands, Inc.	893	29,398
Danone S.A. (France)	4,546	363,792
General Mills, Inc.	1,097	57,285
The Hershey Co.	381	59,120
The J.M. Smucker Co.	266	27,560
Kellogg Co.	612	41,745
Mondelez International, Inc. - Class A	137,305	7,878,561
Nestle S.A. (Switzerland)	34,810	3,839,289
Tyson Foods, Inc. - Class A	486	40,158

		12,372,447

Household Products - 0.0%##
Colgate-Palmolive Co.	1,197	88,315
Kimberly-Clark Corp.	546	78,209

		166,524

Personal Products - 1.9%
Beiersdorf AG (Germany)	28,105	3,191,802
Unilever plc - ADR (United Kingdom)	72,519	4,334,461

		7,526,263

Tobacco - 1.6%
Altria Group, Inc.	47,315	2,248,882
British American Tobacco plc - ADR (United Kingdom)	4,100	180,605
Philip Morris International, Inc.	44,825	3,707,028

		6,136,515

Total Consumer Staples		50,511,661

Energy - 2.8%
Energy Equipment & Services - 2.7%
Baker Hughes Co.	1,485	32,165
Core Laboratories N.V.	50,615	1,778,105
Diamond Offshore Drilling, Inc.*	84,040	389,105
The Drilling Co. of 1972 A/S (Denmark)*	2,570	143,430
Halliburton Co.	156,008	3,402,534
Oceaneering International, Inc.*	118,305	1,468,165
Schlumberger Ltd.	68,028	2,279,618

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Transocean Ltd.*	175,225	$799,026

		10,292,148

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	23,455	189,282
Chevron Corp.	1,383	148,175
Marathon Petroleum Corp.	1,203	65,564
Occidental Petroleum Corp.	961	38,171
Phillips 66	542	49,523
Valero Energy Corp.	710	59,860

		550,575

Total Energy		10,842,723

Financials - 10.7%
Banks - 0.8%
Bank of America Corp.	5,729	188,083
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	6,610	219,584
Citigroup, Inc.	1,650	122,776
Fifth Third Bancorp	1,350	38,407
FinecoBank Banca Fineco S.p.A (Italy)	154,235	1,804,647
JPMorgan Chase & Co.	2,215	293,177
KeyCorp	1,835	34,333
Regions Financial Corp.	1,624	25,286
Truist Financial Corp.	1,782	91,898
U.S. Bancorp	1,974	105,056
Wells Fargo & Co.	4,288	201,279

		3,124,526

Capital Markets - 7.5%
BlackRock, Inc.	10,185	5,371,060
Cboe Global Markets, Inc.	27,840	3,430,445
CME Group, Inc.	15,275	3,316,355
Deutsche Boerse AG (Germany)	23,185	3,763,482
Intercontinental Exchange, Inc.	35,455	3,536,282
Julius Baer Group Ltd. (Switzerland)	39,175	1,957,483
Moody’s Corp.	15,455	3,968,689
S&P Global, Inc.	12,750	3,745,058

		29,088,854

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. - Class B*	37,915	8,509,263

Insurance - 0.2%
Admiral Group plc (United Kingdom)	12,705	378,246
The Allstate Corp.	421	49,905

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Chubb Ltd.	447	$67,940
The Hartford Financial Services Group, Inc.	542	32,130
The Travelers Companies, Inc.	311	40,934

		569,155

Total Financials		41,291,798

Health Care - 11.8%
Biotechnology - 1.8%
AbbVie, Inc.	1,759	142,514
Amgen, Inc.	765	165,278
BioMarin Pharmaceutical, Inc.*	34,170	2,853,195
Gilead Sciences, Inc.	1,722	108,830
Incyte Corp.*	15,320	1,119,432
Seattle Genetics, Inc.*	12,330	1,336,449
Vertex Pharmaceuticals, Inc.*	5,790	1,314,620

		7,040,318

Health Care Equipment & Supplies - 3.4%
Alcon, Inc. (Switzerland)*	33,184	1,955,865
Boston Scientific Corp.*	59,215	2,479,332
Getinge AB - Class B (Sweden)	10,865	185,034
Intuitive Surgical, Inc.*	2,235	1,251,108
Medtronic plc	61,144	7,058,463
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	196,000	233,721

		13,163,523

Health Care Providers & Services - 0.7%
CVS Health Corp.	1,570	106,477
Quest Diagnostics, Inc.	273	30,213
UnitedHealth Group, Inc.	8,990	2,449,326

		2,586,016

Life Sciences Tools & Services - 1.3%
Gerresheimer AG (Germany)	2,815	223,066
QIAGEN N.V.*	73,083	2,468,744
QIAGEN N.V.*	7,708	257,454
Thermo Fisher Scientific, Inc.	7,355	2,303,512

		5,252,776

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	2,022	127,285
Johnson & Johnson	59,269	8,823,376
Merck & Co., Inc.	17,406	1,487,169
Merck KGaA (Germany)	22,495	2,884,532
Novartis AG - ADR (Switzerland)	41,920	3,961,859

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc	4,540	$258,962
Pfizer, Inc.	5,491	204,485

		17,747,668

Total Health Care		45,790,301

Industrials - 2.2%
Aerospace & Defense - 0.2%
BAE Systems plc (United Kingdom)	45,495	378,198
The Boeing Co.	535	170,274
General Dynamics Corp.	310	54,386
Lockheed Martin Corp.	331	141,708
United Technologies Corp.	953	143,141

		887,707

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	364	26,288
United Parcel Service, Inc. - Class B	1,174	121,532

		147,820

Airlines - 1.5%
easyJet plc (United Kingdom)	151,470	2,780,461
Ryanair Holdings plc - ADR (Ireland)*	32,785	2,839,509

		5,619,970

Building Products - 0.0%##
Johnson Controls International plc	1,367	53,928

Commercial Services & Supplies - 0.0%##
Waste Management, Inc.	655	79,714

Electrical Equipment - 0.1%
Eaton Corp. plc	745	70,380
Emerson Electric Co.	1,006	72,060
Rockwell Automation, Inc.	183	35,074

		177,514

Industrial Conglomerates - 0.1%
3M Co.	755	119,788
Honeywell International, Inc.	801	138,749

		258,537

Machinery - 0.2%
Caterpillar, Inc.	675	88,661
Cummins, Inc.	302	48,311
FANUC Corp. (Japan)	600	109,278
Illinois Tool Works, Inc.	443	77,516

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
The Weir Group plc (United Kingdom)	15,750	$279,503

		603,269

Road & Rail - 0.0%##
Union Pacific Corp.	795	142,639

Trading Companies & Distributors - 0.0%##
Brenntag AG (Germany)	2,642	136,724
Fastenal Co.	1,166	40,670

		177,394

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	21,800	165,904
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,370	169,442
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	875	168,691

		504,037

Total Industrials		8,652,529

Information Technology - 13.5%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	3,944	181,306

Electronic Equipment, Instruments & Components - 0.9%
Cognex Corp.	31,410	1,600,968
Keyence Corp. (Japan)	5,530	1,858,948

		3,459,916

IT Services - 5.4%
International Business Machines Corp.	1,032	148,329
InterXion Holding N.V. (Netherlands)*	1,525	132,721
Keywords Studios plc (Ireland)	4,701	76,277
Mastercard, Inc. - Class A	22,850	7,219,229
PayPal Holdings, Inc.*	23,675	2,696,346
Verra Mobility Corp.*	317,040	5,050,447
Visa, Inc. - Class A	27,205	5,412,979

		20,736,328

Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,104	64,021
Broadcom, Inc.	385	117,487
Intel Corp.	4,354	278,351
KLA Corp.	339	56,186
Lam Research Corp.	193	57,555
Maxim Integrated Products, Inc.	553	33,246

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	125,895	$6,683,766
NVIDIA Corp.	18,885	4,464,981
Texas Instruments, Inc.	1,104	133,198

		11,888,791

Software - 4.1%
Microsoft Corp.	35,785	6,091,681
ServiceNow, Inc.*	29,445	9,959,182

		16,050,863

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	392	20,933
Western Digital Corp.	652	42,706

		63,639

Total Information Technology		52,380,843

Materials - 3.0%
Chemicals - 0.6%
Akzo Nobel N.V. (Netherlands)	2,346	221,387
Axalta Coating Systems Ltd.*	64,580	1,860,550
Dow, Inc.	927	42,707
Eastman Chemical Co.	361	25,728
LyondellBasell Industries N.V. - Class A	687	53,490

		2,203,862

Containers & Packaging - 1.3%
Crown Holdings, Inc.*	32,670	2,418,560
Graphic Packaging Holding Co.	151,310	2,364,975
International Paper Co.	620	25,246

		4,808,781

Metals & Mining - 1.1%
First Quantum Minerals Ltd. (Zambia)	7,770	60,826
Freeport-McMoRan, Inc.	129,410	1,436,451
Lundin Mining Corp. (Chile)	163,990	859,975
Nucor Corp.	686	32,578
Southern Copper Corp. (Peru)	53,860	2,029,445

		4,419,275

Total Materials		11,431,918

Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITS) - 4.0%
Acadia Realty Trust	1,595	39,588
Agree Realty Corp.	435	33,030
Alexandria Real Estate Equities, Inc.	160	26,112

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	1,140	$52,292
American Homes 4 Rent - Class A	3,520	96,202
American Tower Corp.	17,695	4,100,639
Americold Realty Trust	2,690	92,724
Apartment Investment & Management Co. - Class A	1,863	98,199
AvalonBay Communities, Inc.	655	141,932
Boston Properties, Inc.	730	104,645
Brandywine Realty Trust	5,540	86,535
BSR Real Estate Investment Trust (Canada)	1,720	21,018
Camden Property Trust	855	96,128
Community Healthcare Trust, Inc.	1,470	69,340
Cousins Properties, Inc.	2,500	102,325
Crown Castle International Corp.	480	71,923
Digital Realty Trust, Inc.	555	68,259
Douglas Emmett, Inc.	1,665	69,097
Equinix, Inc.	6,420	3,786,067
Equity LifeStyle Properties, Inc.	625	45,469
Equity Residential	950	78,926
Essential Properties Realty Trust, Inc.	2,189	60,438
Essex Property Trust, Inc.	192	59,474
Extra Space Storage, Inc.	225	24,903
Federal Realty Investment Trust	160	20,003
First Industrial Realty Trust, Inc.	795	33,946
Getty Realty Corp.	915	28,841
Healthcare Realty Trust, Inc.	1,845	66,531
Healthcare Trust of America, Inc. - Class A	1,130	36,194
Healthpeak Properties, Inc.	2,980	107,250
Hibernia REIT plc (Ireland)	22,020	33,506
Host Hotels & Resorts, Inc.	2,150	35,131
Independence Realty Trust, Inc.	1,575	23,105
Innovative Industrial Properties, Inc.	499	44,660
Invitation Homes, Inc.	5,026	158,168
Jernigan Capital, Inc.	4,040	80,760
Kilroy Realty Corp.	266	21,964
Liberty Property Trust	385	24,120
Life Storage, Inc.	205	23,202
Mid-America Apartment Communities, Inc.	330	45,279
National Retail Properties, Inc.	720	40,320
Omega Healthcare Investors, Inc.	1,030	43,208
Physicians Realty Trust	3,765	72,853

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Plymouth Industrial REIT, Inc.	1,360	$25,051
Prologis, Inc.	2,455	228,020
Public Storage	365	81,672
Realty Income Corp.	330	25,875
Regency Centers Corp.	655	40,636
SBA Communications Corp.	15,750	3,930,570
Simon Property Group, Inc.	805	107,186
STAG Industrial, Inc.	1,940	62,546
STORE Capital Corp.	1,750	68,688
Sun Communities, Inc.	640	103,789
Sunstone Hotel Investors, Inc.	1,800	22,824
UDR, Inc.	1,574	75,410
UMH Properties, Inc.	1,455	22,989
Urban Edge Properties	2,110	38,803
Ventas, Inc.	827	47,850
VEREIT, Inc.	4,075	39,772
Vornado Realty Trust	245	16,114
Welltower, Inc.	1,057	89,750

Total Real Estate		15,391,851

TOTAL COMMON STOCKS (Identified Cost $267,427,789)		328,603,424

CORPORATE BONDS - 4.0%

Non-Convertible Corporate Bonds - 4.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc., 4.25%, 3/1/2027	650,000	724,424
CenturyLink, Inc., 5.625%, 4/1/2020	20,000	20,075
Verizon Communications, Inc., 5.25%, 3/16/2037	850,000	1,104,387

		1,848,886

Interactive Media & Services - 0.1%
Tencent Holdings Ltd. (China) [1], 3.975%, 4/11/2029	490,000	540,451

Media - 0.4%
Comcast Corp., 3.25%, 11/1/2039	520,000	552,578
Diamond Sports Group LLC - Diamond Sports Finance Co.[1], 6.625%, 8/15/2027	30,000	28,050
Discovery Communications LLC, 5.20%, 9/20/2047	610,000	718,256
Townsquare Media, Inc.[1], 6.50%, 4/1/2023	20,000	20,250

		1,319,134

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	45,000	$45,796
Sprint Corp., 7.25%, 9/15/2021	20,000	20,975
Sprint Corp., 7.125%, 6/15/2024	15,000	15,493

		82,264

Total Communication Services		3,790,735

Consumer Discretionary - 0.3%
Auto Components - 0.0%##
Techniplas LLC[1], 10.00%, 5/1/2020	25,000	20,875

Household Durables - 0.0%##
Ashton Woods USA LLC - Ashton
Woods Finance Co.[1], 6.75%, 8/1/2025	20,000	20,600
LGI Homes, Inc.[1], 6.875%, 7/15/2026	35,000	36,969
Weekley Homes LLC - Weekley
Finance Corp., 6.625%, 8/15/2025	30,000	31,275

		88,844

Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	510,000	543,640
Booking Holdings, Inc., 3.60%, 6/1/2026	570,000	621,669
Photo Holdings Merger Sub, Inc.[1], 8.50%, 10/1/2026	30,000	28,050

		1,193,359

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot
Escrow Corp.[1], 12.25%, 11/15/2026	30,000	31,050

Total Consumer Discretionary		1,334,128

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE
Finance Corp.[1], 8.625%, 10/15/2026	30,000	31,837

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 0.8%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	30,000	$28,629
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	20,000	18,600

		47,229

Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 3/1/2027	20,000	15,594
Antero Midstream Partners LP - Antero Midstream Finance Corp.[1], 5.75%, 1/15/2028	20,000	15,554
Bruin E&P Partners LLC[1], 8.875%, 8/1/2023	20,000	12,875
Calumet Specialty Products Partners LP - Calumet Finance Corp.[1], 11.00%, 4/15/2025	30,000	33,151
CVR Energy, Inc.[1], 5.75%, 2/15/2028	20,000	19,580
Energy Transfer Operating LP, 6.50%, 2/1/2042	450,000	544,336
Enviva Partners LP - Enviva Partners Finance Corp.[1], 6.50%, 1/15/2026	30,000	32,003
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	30,000	30,248
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	40,000	11,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	540,000	720,759
Laredo Petroleum, Inc., 10.125%, 1/15/2028	30,000	26,770
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	20,000	13,750
Moss Creek Resources Holdings, Inc.[1], 7.50%, 1/15/2026	20,000	14,675
NuStar Logistics LP, 6.75%, 2/1/2021	20,000	20,584
Rockies Express Pipeline LLC[1], 5.625%, 4/15/2020	30,000	30,150
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	770,000	894,053
Whiting Petroleum Corp., 5.75%, 3/15/2021	20,000	18,700

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc., 3.75%, 6/15/2027	520,000	$549,482

		3,003,264

Total Energy		3,050,493

Financials - 0.8%
Banks - 0.7%
Bank of America Corp., 4.00%, 1/22/2025	1,000,000	1,083,901
Citigroup, Inc., 8.125%, 7/15/2039	170,000	292,610
JPMorgan Chase & Co.[3], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	500,000	539,202
Santander Holdings USA, Inc., 4.50%, 7/17/2025	660,000	721,402

		2,637,115

Capital Markets - 0.0%##
AG Merger Sub II, Inc.[1], 10.75%, 8/1/2027	35,000	37,100
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	35,000	36,312

		73,412

Consumer Finance - 0.1%
Credit Acceptance Corp.[1], 5.125%, 12/31/2024	20,000	20,900
Navient Corp., 5.00%, 10/26/2020	30,000	30,420
Navient Corp., 6.75%, 6/25/2025	20,000	21,750
SLM Corp., 5.125%, 4/5/2022	35,000	36,138

		109,208

Diversified Financial Services - 0.0%##
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	20,000	21,300
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[1,4], 6.50%, 9/15/2024	40,000	40,922
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[1], 10.50%, 6/1/2024	30,000	28,425

		90,647

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	30,000	30,112

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[1], 7.00%, 11/15/2025	30,000	$29,400
Radian Group, Inc., 4.875%, 3/15/2027	30,000	31,725

		61,125

Total Financials		3,001,619

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	500,000	541,097

Industrials - 0.5%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[1], 4.75%, 2/1/2028	20,000	20,301

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	20,000	21,167
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 5.25%, 4/15/2024	25,000	26,062
Prime Security Services Borrower LLC - Prime Finance, Inc.[1], 5.75%, 4/15/2026	20,000	21,100

		68,329

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[1], 11.50%, 12/1/2021	10,000	10,025
Tutor Perini Corp.[1], 6.875%, 5/1/2025	50,000	47,000

		57,025

Industrial Conglomerates - 0.1%
General Electric Co.[3,5], (3 mo. LIBOR US + 3.330%), 5.00%	330,000	328,436

Marine - 0.0%##
American Tanker, Inc. (Norway)[1], 9.25%, 2/22/2022	45,000	46,812
Borealis Finance LLC[1], 7.50%, 11/16/2022	40,000	38,700

		85,512

Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	380,000	416,423
Air Lease Corp., 3.625%, 4/1/2027	370,000	392,668

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Avolon Holdings Funding Ltd. (Ireland)[1], 3.25%, 2/15/2027	430,000	$435,229
Fortress Transportation & Infrastructure Investors LLC[1], 6.50%, 10/1/2025	30,000	31,850

		1,276,170

Total Industrials		1,835,773

Materials - 0.1%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	20,000	21,100

Metals & Mining - 0.1%
Compass Minerals International, Inc.[1], 6.75%, 12/1/2027	35,000	37,486
IAMGOLD Corp. (Canada)[1], 7.00%, 4/15/2025	30,000	30,900
Infrabuild Australia Pty Ltd. (Australia)[1], 12.00%, 10/1/2024	30,000	30,425
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	40,000	39,150
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	40,000	32,200
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	400,000	402,600
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[1], 7.50%, 6/15/2025	20,000	19,200

		591,961

Total Materials		613,061

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Tower Corp., 3.80%, 8/15/2029	670,000	729,118
Crown Castle International Corp., 3.10%, 11/15/2029	670,000	693,729

		1,422,847

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five
Point Capital Corp.[1], 7.875%, 11/15/2025	30,000	31,050

Total Real Estate		1,453,897

TOTAL CORPORATE BONDS (Identified Cost $15,037,633)		15,652,640

	PRINCIPAL AMOUNT2 / SHARES	VALUE

U.S. TREASURY SECURITIES - 9.4%

U.S. Treasury Bonds - 2.4%
U.S. Treasury Bond, 2.50%, 2/15/2045	2,935,000	$3,205,570
U.S. Treasury Bond, 3.00%, 5/15/2047	2,430,000	2,932,042
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	1,742,999	1,968,746
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,202,945	1,328,509

Total U.S. Treasury Bonds (Identified Cost $8,764,867)		9,434,867

U.S. Treasury Notes - 7.0%
U.S. Treasury Floating Rate Note[6], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	11,715,000	11,749,601
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,890,285	3,886,942
U.S. Treasury Note, 2.00%, 8/15/2025	10,909,000	11,275,048

Total U.S. Treasury Notes (Identified Cost $26,798,104)		26,911,591

TOTAL U.S. TREASURY SECURITIES (Identified Cost $35,562,971)		36,346,458

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[7] (Identified Cost $6,814,086)	6,814,086	6,814,086

TOTAL INVESTMENTS - 100.1% (Identified Cost $324,842,479)		387,416,608
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(447,095)

NET ASSETS - 100%		$386,969,513

ADR - American Depositary Receipt

LIBOR - London InterBank Offer Rate

Investment Portfolio - January 31, 2020

(unaudited)

*Non-income producing security.

##	Less than 0.1%.
[1]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $2,125,865, or 0.5% of the Series’ net assets as of January 31, 2020.

[2]	Amount is stated in USD unless otherwise noted.
[3]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[4]	Represents a Payment-In-Kind bond.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
[7]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$44,744,809	$33,852,693	$10,892,116	$—
Consumer Discretionary	47,564,991	44,112,788	3,452,203	—
Consumer Staples	50,511,661	36,948,313	13,563,348	—
Energy	10,842,723	10,699,293	143,430	—
Financials	41,291,798	33,387,940	7,903,858	—
Health Care	45,790,301	42,006,494	3,783,807	—
Industrials	8,652,529	4,968,365	3,684,164	—
Information Technology	52,380,843	50,445,618	1,935,225	—
Materials	11,431,918	11,210,531	221,387	—
Real Estate	15,391,851	15,358,345	33,506	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	36,346,458	—	36,346,458	—
Corporate debt:
Communication Services	3,790,735	—	3,790,735	—
Consumer Discretionary	1,334,128	—	1,334,128	—
Consumer Staples	31,837	—	31,837	—
Energy	3,050,493	—	3,050,493	—
Financials	3,001,619	—	3,001,619	—
Health Care	541,097	—	541,097	—
Industrials	1,835,773	—	1,835,773	—
Materials	613,061	—	613,061	—
Real Estate	1,453,897	—	1,453,897	—
Short-Term Investment	6,814,086	6,814,086	—	—

Total assets	$387,416,608	$289,804,466	$97,612,142	$—

Investment Portfolio - January 31, 2020

(unaudited)

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.